Right of Use Assets (Details)	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jan. 02, 2022 CNY (¥)
Right of Use Assets (Details) [Line Items]
ROU assets and related lease liabilities (in Yuan Renminbi) | ¥			¥ 13,383
Total lease expense | $	$ 2,921	$ 2,775